Stock-Based Compensation Plan - Additional Information (Details) - Surrozen Inc $ / shares in Units, $ in Thousands			6 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2015 $ / shares shares	Jun. 30, 2021 USD ($) d $ / shares shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) d $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Reserved For Future Issuance	102,882,908		104,162,627		102,882,908
contractual life			8 years 7 months 6 days		8 years 5 months 4 days	8 years 7 months 28 days
Total stock-based compensation expense | $			$ 1,007	$ 308	$ 635	$ 790
Employee Stock Option | Share Based Compensation Award Remaining Vesting Tranche Per Month
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Vested Per Month | d			0.02083
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares RSAs, Granted			1,100,000		100,000
Granted in Period, weighted average fair value | $ / shares			$ 1.75		$ 1.20
Number of RSU oustanding	263,022		1,114,586		263,022	461,000
Early Exercise of Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Period			4 years		4 years
Number of Options Vested Per Month | d			0.02083		0.02083
Repurchase Price Per Share | $ / shares	$ 0.32		$ 0.48		$ 0.32
Early exercises of options oustanding	0.6		615,938		0.6
Founder Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense | $					$ 400
Number of Shares RSAs, Granted		3,400,000
Granted in Period, weighted average fair value | $ / shares		$ 0.0001
Number of RSU oustanding	3,400,000				3,400,000
Founder Restricted Stock Awards | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSU Vested Per Month | d					0.02083
Founder Restricted Stock Awards | Share Based Compensation Award Remaining Vesting Tranche Per Month
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSU Vested Per Month | d					0.02083
2015 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Award, Number of Additional Shares Authorized			17,450,000		14,450,000
Shares Reserved For Future Issuance	1,499,359		443,500		1,499,359
Purchase price of common stock expressed as a percentage of its fair value			100.00%		100.00%
Unrecognized stock-based compensation expense | $	$ 2,500		$ 6,600		$ 2,500
Weighted-average period	3 years 3 months 10 days		3 years 4 months 2 days
2015 Stock Plan | Share-based Payment Arrangement, Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense | $					$ 10	$ 400
2015 Stock Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period			10 years		10 years
contractual life			10 years		10 years
Vesting Period			4 years		4 years
Intrinsic value of options exercised | $			$ 1,000		$ 200	$ 100
Weighted average grant date fair value | $ / shares			$ 1.08		$ 0.74	$ 0.31
2015 Stock Plan | Employee Stock Option | Shareholder
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price of common stock expressed as a percentage of its fair value			110.00%		110.00%
Percentage of stockholders	10.00%		10.00%		10.00%
2015 Stock Plan | Employee Stock Option | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Vesting			25.00%		25.00%
2015 Stock Plan | Employee Stock Option | Share Based Compensation Award Remaining Vesting Tranche Per Month
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Vested Per Month | d					0.02083
2015 Stock Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Period			4 years		4 years
Fair value of RSAs vested | $			$ 300		$ 300	$ 800
Number of RSU Vested Per Month | d			0.02083		0.02083